Accrued and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Compensation and benefits	$ 12,542	$ 23,604
Derivative liabilities	5,701	304
Accrued freight	3,243	2,679
Taxes payable	2,122	5,020
Accrued legal and professional fees	1,694	1,535
Customer tooling projects	1,259	1,217
Warranty costs	1,207	1,458
Other	4,557	9,019
Accrued liabilities and other	$ 32,325	$ 44,836